Net Deferred Tax Position (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Net Deferred Tax Position

An analysis of the net deferred tax position is set forth below:

(€ million)	2017	2016	2015
Deferred taxes on:

Consolidation adjustments (intragroup margin in inventory)	969	1,095	1,074

Provision for pensions and other employee benefits	1,263	1,538	1,522

Remeasurement of other acquired intangible assets(a)	(1,713)	(2,797)	(3,370)

Recognition of acquired property, plant and equipment at fair value	(36)	(44)	(48)

Equity interests in subsidiaries and investments in other entities(b)	(592)	(818)	(833)

Tax losses available for carry-forward	1,059	1,070	1,162

Stock options and other share-based payments	88	126	131

Accrued expenses and provisions deductible at the time of payment(c)	1,344	2,202	2,061

Other	303	5	120
Net deferred tax asset/(liability)	2,685	2,377	1,819

(a)	Includes the following deferred tax liabilities as of December 31, 2017: €176 million relating to the remeasurement of the other intangible assets of Aventis, and €929 million relating to Genzyme.

(b)

In some countries, Sanofi is liable for withholding taxes and other tax charges when dividends are distributed. Consequently, Sanofi recognizes a deferred tax liability on the reserves of French and foreign subsidiaries (approximately €51.0 billion) which it regards as likely to be distributed in the foreseeable future. In determining the amount of the deferred tax liability as of December 31, 2017, Sanofi took into account changes in the ownership structure of certain subsidiaries, and the effects of changes in the taxation of dividends in France following the ruling of the Court of Justice of the European Union in the Steria case and the resulting amendments to the 2015 Finance Act.

(c)	Includes deferred tax assets related to restructuring provisions, amounting to €212 million as of December 31, 2017, €334 million as of December 31, 2016, and €394 million as of December 31, 2015.

Summary of Tax Losses Available for Carry-forward

The table below shows when tax losses available for carry-forward are due to expire:

(€ million)	Tax losses available for carry-forward(a)
2018	33

2019	6

2020	24

2021	55

2022	43

2023 and later	5,003
Total as of December 31, 2017	5,164
Total as of December 31, 2016	5,176
Total as of December 31, 2015	5,209

(a)	Excluding tax loss carry-forwards on asset disposals. Such carry-forwards amounted to €7 million as of December 31, 2017, €13 million as of December 31, 2016 and zero as of December 31, 2015.